UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York            May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total: $175,863
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              Form 13F File Number              Name

1                028-13041                         H Partners, LP


                                                            FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                             TITLE                         VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------               ---------         ------      ---------  --------   --------- ----------- --------- -----   ------ ----
BOYD GAMING CORP             COM               103304101   30,628      3,100,000 SH        DEFINED     1          3,100,000
CLEARWIRE CORP NEW           RIGHT 06/21/2010  18538Q139      108        585,000 SH        DEFINED     1            585,000
FBR CAPITAL MARKETS CORP     COM               30247C301    5,994      1,317,383 SH        DEFINED     1          1,317,383
FOSTER WHEELER AG            COM               H27178104    5,428        200,000 SH        DEFINED     1            200,000
GOLAR LNG LTD BERMUDA        SHS               G9456A100      410         35,000 SH        DEFINED     1             35,000
GRACE W R & CO DEL NEW       COM               38388F108   13,880        500,000 SH        DEFINED     1            500,000
KEY ENERGY SVCS INC          COM               492914106   13,911      1,456,700 SH        DEFINED     1          1,456,700
LEAP WIRELESS INTL INC       COM NEW           521863308   61,350      3,750,000 SH        DEFINED     1          3,750,000
METROPCS COMMUNICATIONS INC  COM               591708102   31,860      4,500,000 SH        DEFINED     1          4,500,000
TRICO MARINE SERVICES INC    NOTE  3.000% 1/1  896106AQ4    3,650     10,000,000 PRN       DEFINED     1         10,000,000
TRICO MARINE SERVICES INC    COM NEW           896106200    2,946      1,270,000 SH        DEFINED     1          1,270,000
VANTAGE DRILLING COMPANY     ORD SHS           G93205113    5,698      3,850,000 SH        DEFINED     1          3,850,000



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